Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of current and deferred portions of the income tax expense
	Years Ended December 31,
	2021	2020	2019
Current	$53,239	$1,767	$66,299
Deferred	1,128	(451)	(1,827)
	$54,367	$1,316	$64,472

Schedule a reconciliation of the difference between the expected income tax expense or benefit computed at applicable statutory income tax rates and the Group’s income tax expense
	Years Ended December 31,
	2021	2020	2019
Income tax expense (benefit) at applicable statutory rate(1)	$3,085	$(348,782)	$1,345,164
Nondeductible expenses	(398,706)	—	—
(Income) loss not subject to tax(2)	(1,208,726)	(214,313)	(1,716,553)
Current year change in valuation allowance	1,606,803	558,859	406,506
Other	(1,328)	5,552	29,355
Prior year examination adjustment	53,239	—	—
Reported income taxes	$54,367	$1,316	$64,472

Significant components of the Group’s deferred tax assets
	December 31,
	2021	2020
Deferred tax asset
Others	$—	$1,128
Net operating loss carryforwards	2,987,597	1,367,309
Less: valuation allowance	(2,987,597)	(1,367,309)
Net deferred tax asset	$—	$1,128